Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

First American Minnesota Municipal Income Fund II, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21193

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of First American Minnesota Municipal Income Fund II, Inc. (the “Fund”) to be redeemed:

Auction Preferred Shares, liquidation preference $25,000 per share, (CUSIP # 31849P203).

(2)	Date on which the securities are expected to be called or redeemed:

Auction Preferred Shares

Series	Date
Auction Preferred Shares	May 2, 2014

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Auction Preferred Shares are to be redeemed pursuant to Section 11(a) of the Statement Establishing and Fixing the Rights and Preferences of Auction Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding Auction Preferred Shares, as set forth below:

Auction Preferred Shares

Series	Number of Shares
Auction Preferred Shares	520

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of April, 2014.

FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II, INC.

By:	/s/ Richard J. Ertel
Name:	Richard J. Ertel
Title:	Secretary